Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Comparative Combined Consolidated Statements of Operations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 19,419,993	$ 46,800,099	$ 2,013,567
Operating expenses
Cost of revenue		15,922,202	192,829
Sales and marketing expenses		12,062,375	6,684,870
General and administrative expense		90,366,226	132,022,084
Depreciation and amortization expenses		6,965,148	226,305
Research and development expenses		11,198,074	1,152,807
Other operating expense, net		(2,857,071)	255,412
Total operating expenses/(income)		133,656,954	140,534,307
Operating loss		(86,856,855)	(138,520,740)
Other (expense)/income
Interest expense		(3,507,201)	(10,645,464)
Gain on derivatives		(2,889,175)	19,001,681
Loss on extinguishment		(29,950,161)	(44,332,819)
Other non-operating income (expense), net		465,518	1,289,944
Total other expenses, net		(32,282,312)	(34,686,658)
Loss before provision for income taxes		(119,139,167)	(173,207,398)
Income tax expense		17,728,939	(243,735)
Net loss and comprehensive loss		$ (101,410,228)	$ (173,451,133)
Net loss per share, basic		$ (0.38)	$ (1.06)
Net loss per share, diluted		$ (0.38)	$ (1.06)
Weighted average shares, basic		267,981,256	163,674,883
Weighted average shares, diluted		267,981,256	163,674,883
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue			$ 187,788
Operating expenses
Cost of revenue			34,053
Sales and marketing expenses			6,285,446
General and administrative expense			131,430,412
Depreciation and amortization expenses			225,251
Other operating expense, net			255,412
Total operating expenses/(income)			138,230,574
Operating loss			(138,042,786)
Other (expense)/income
Interest expense			(10,557,714)
Gain on derivatives			19,001,681
Loss on extinguishment			(44,332,819)
Other non-operating income (expense), net			1,329,781
Total other expenses, net			(34,559,071)
Loss before provision for income taxes			(172,601,857)
Income tax expense			(44,933)
Net loss and comprehensive loss			$ (172,646,790)
Net loss per share, basic			$ (1.06)
Net loss per share, diluted			$ (1.06)
Weighted average shares, basic			162,855,146
Weighted average shares, diluted			162,855,146
Adjustments for Bluedo Industries Common Control Transaction
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue			$ 1,825,779
Operating expenses
Cost of revenue			158,776
Sales and marketing expenses			399,424
General and administrative expense			591,672
Depreciation and amortization expenses			1,054
Research and development expenses			1,152,807
Total operating expenses/(income)			2,303,733
Operating loss			(477,954)
Other (expense)/income
Interest expense			(87,750)
Other non-operating income (expense), net			(39,837)
Total other expenses, net			(127,587)
Loss before provision for income taxes			(605,541)
Income tax expense			(198,802)
Net loss and comprehensive loss			$ (804,343)
Weighted average shares, basic			819,737
Weighted average shares, diluted			819,737